UNAUDITED INTERIM CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 2,455,007	$ 2,690,768
Short-term investments	314,629	480,428
Accounts receivable, net of allowances for doubtful accounts	434,069	502,443
Prepaid expenses and other current assets (including loans to and interest receivable from other related parties of US$110,000 and US$100,000 as of December 31, 2022 and September 30, 2023, respectively)	374,940	391,502
Total current assets	4,075,753	4,552,258
Property and equipment, net	216,765	249,553
Operating lease assets	169,223	190,368
Intangible assets, net	104,814	125,072
Goodwill	113,614	120,151
Long-term investments	1,283,578	993,630
Other non-current assets (including loans to and interest receivable from a related party of US$454,912 and US$338,386 as of December 31, 2022 and September 30, 2023, respectively)	746,790	898,422
Total assets	6,710,537	7,129,454
Current liabilities
Accounts payable	156,243	161,029
Accrued and other liabilities	597,531	913,984
Operating lease liability, short-term	9,077	9,694
Income taxes payable	74,887	55,282
Deferred revenues	79,028	79,949
Unsecured senior notes	798,991
Total current liabilities	1,715,757	1,219,938
Long-term liabilities
Unsecured senior notes	743,453	1,540,717
Long-term loans	888,947	880,855
Deferred tax liability	37,644	41,694
Operating lease liability, long-term	44,783	55,710
Other non-current liabilities	2,503
Total long-term liabilities	1,717,330	2,518,976
Total liabilities	3,433,087	3,738,914
Commitments and contingencies (Note 14)
Redeemable non-controlling interests (Note 15)	59,296	45,795
Shareholders' equity:
Ordinary shares: $0.00025 par value; 2,400,000 and 2,400,000 shares (including 1,800,000 Class A ordinary shares, 200,000 Class B ordinary shares and 400,000 shares to be designated) authorized; 237,242 shares (including 142,417 Class A ordinary shares and 94,825 Class B ordinary shares) and 236,248 shares (including 148,426 Class A ordinary shares and 87,822 Class B ordinary shares) issued and outstanding as of December 31, 2022 and September 30, 2023, respectively.	58	59
Treasury Stock (3,056 and nil shares as of December 31, 2022 and September 30,2023, respectively)		(57,682)
Additional paid-in capital	1,404,109	1,445,519
Accumulated other comprehensive loss	(301,364)	(102,740)
Retained earnings	2,104,326	2,045,094
Total Weibo shareholders' equity	3,207,129	3,330,250
Non-controlling interests	11,025	14,495
Total shareholders' equity	3,218,154	3,344,745
Total liabilities, redeemable non-controlling interests and shareholders' equity	6,710,537	7,129,454
Third parties
Current assets:
Accounts receivable, net of allowances for doubtful accounts	342,892	378,500
Related party | Alibaba
Current assets:
Accounts receivable, net of allowances for doubtful accounts	52,307	75,347
Related party | SINA
Current assets:
Amount due from SINA (Note 10)	497,108	487,117
Other related parties
Current assets:
Accounts receivable, net of allowances for doubtful accounts	$ 38,870	$ 48,596